SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

32.     SHAREHOLDERS’ EQUITY

Share capital (ordinary shares) – The Group had 1,998,381,575 authorized ordinary shares with par value 0.1 RUB as of December 31, 2018 and 2017. Preferred shares have not been issued.

Shares of common stock repurchased by the Group are recorded at cost as treasury stock and reduce the shareholders’ equity in the Group’s consolidated financial statements. As of December 31, 2018, the total shares in treasury stock comprised 167,638,899 and 1,830,742,676 shares were outstanding. As of December 31, 2017, the total shares in treasury stock comprised 86,339,156, and 1,912,042,419 shares were outstanding.

Mobile TeleSystems’ Level III American Depositary Shares (ADS) were successfully placed during the Company’s initial public offering on the New York Stock Exchange on June 30, 2000. Each ADS represents 2 ordinary shares. As of December 31, 2015 the Group repurchased 33,997,667 ADSs, which were used to decrease the Group’s charter capital in 2016.

MTS ordinary shares have been traded on the Moscow Exchange (previously, Moscow Interbank Currency Exchange (MICEX)) since October 2003 under the ticker symbol MTSI.

In 2016, the Group launched a Tender Offer, aiming to return cash of up to RUB 4,935 million to the holders of ordinary shares and ADSs. During the year ended December 31, 2016, through the Tender Offer the Group has repurchased 3,060,409 ordinary shares for RUB 747 million (including 1,550,495 ordinary shares purchased from Sistema for RUB 335 million).

In 2017 the Group launched a Tender Offer, aiming to repurchase its ordinary shares (including shares represented by ADSs) for up to RUB 4,647 million. Through the Tender Offer, during the year ended December 31, 2017, the Group purchased a total of 16,022,364 shares (including shares represented by ADSs) at a price per share of RUB 290, for a total cost of RUB 4,646 million. Simultaneously, the Group purchased 16,038,892 shares from Sistema Finance under the Sistema Purchase Agreement for an aggregate purchase price of RUB 4,651 million.

In 2017, the Group announced that Board of Directors has approved the repurchase of shares and ADSs by means of a share repurchase plan in the total amount of up to RUB 20,000,000,000 (the “Repurchase Plan”). This amount includes funds used for purchasing the Company’s shares from Sistema Finance until April 2019. During the year ended December 31, 2017, the Group purchased 43,647,128 shares (including shares represented by ADSs) under the Repurchase Plan at prices from RUB 257 up to RUB 305 for a total cost of RUB 12,475 million.

In 2018 (under the 2017 Repurchase plan) the Group purchased 8,057,356 shares (including shares represented by ADSs) for RUB 2,837 million. Additionally the Group purchased 17,339,848 shares from Sistema Finance under the Sistema Purchase Agreement for an aggregate purchase price of RUB 4,882 million.

In July 2018, the Group announced that Board of Directors has approved the repurchase of shares and ADSs by means of a share repurchase plan in the total amount of up to RUB 30,000,000,000 (the “Repurchase Plan”), the amount includes funds used for purchasing the Company’s shares from Sistema Finance. During the year ended December 31, 2018, the Group purchased 55,854,178 shares (including shares represented by ADSs) under the Repurchase Plan at prices from RUB 191 up to RUB 338, for a total cost of RUB 14,903 million.

This includes 27,929,870 of shares purchased from Sistema Finance for a total amount of RUB 7,412 million.

Nature and purpose of reserves

Additional paid in capital is used to recognize equity-settled share-based payment transactions, results of capital transactions under common control; changes in ownership interest in subsidiaries that do not result in gain/loss of control and the excess of cash received over the acquisition cost of treasury shares.

Share-based payment programs – Equity-settled share-based payment transactions are measured at fair value on the grant date. The fair value of the obligation is recognized as personnel costs over the vesting period and offset against capital reserves.

Foreign currency translation reserve is used to record exchange differences arising from the translation of foreign subsidiaries financial statements from functional to the presentation currency.

Cash flow hedging reserve is used to record the accumulated impact of derivatives designated as cash flow hedges and revaluation of investments available for sale.

Remeasurements of the net defined benefit liability is used to recognize actuarial gains and losses related to the pension program set for employees of the Group’s subsidiary MGTS.

The following table represents roll forward of reserves balances for the years ended December 31, 2018, 2017 and 2016:

	Foreign
	currency	Cash	Remeasurements
	translation	flow hedging	of the net defined
	reserve	reserve	benefit liability
Balances at January 1, 2016	9,638	1,045	493
Other comprehensive (loss) / income for the year	(13,970)	(11,324)	50
Less: tax benefit	—	2,219	—
Amounts reclassified to profit for the year	(2,086)	9,897	—
Less: tax expense	—	(1,992)	—
Net other comprehensive (loss) / income for the year	(16,056)	(1,200)	50
Balances at December 31, 2016	(6,418)	(155)	543
Other comprehensive (loss) for the year	(2,620)	(3,140)	(40)
Less: tax benefit	—	628	—
Amounts reclassified to profit for the year	—	3,748	—
Less: tax expense	—	(741)	—
Amounts reclassified to additional paid in capital	(659)	—	—
Less: tax expense	—	—	—
Net other comprehensive (loss) / income for the year	(3,279)	495	(40)
Balances at December 31, 2017	(9,697)	340	503
Other comprehensive income for the year	7,726	4,202	167
Less: tax expense	—	(840)	—
Amounts reclassified to profit for the year	—	(4,331)	—
Less: tax benefit	—	866	—
Net other comprehensive income / (loss) for the year	7,726	(103)	167
Balances at December 31, 2018	(1,971)	237	670

Non-controlling interest

As of December 31, 2018, MGTS and MTS Bank were the only subsidiaries of the Group, which had material non-controlling interests.

The summarized financial information of MGTS PJSC and MTS Bank PJSC is presented as follows:

	Year ended December 31,
MGTS	2018	2017	2016
Non-controlling interest opening balance	(4,180)	(4,787)	(5,191)
Profit for the year attributable to non-controlling interest	(619)	(554)	(727)
Dividends to non-controlling interest	1,165	1,175	1,120
Other	(15)	(14)	11
Non-controlling interest closing balance	(3,649)	(4,180)	(4,787)

	Year ended December 31,
MTS Bank	2018	2017	2016
Non-controlling interest opening balance	—	—	—
Profit for the year attributable to non-controlling interest	(378)	—	—
Acquisitions under common control	(8,320)	—	—
Non-controlling interest closing balance	(8,698)	—	—

	December 31
	2018	2017
Current assets	123,879	22,595
Non-current assets	84,093	42,204
Current liabilities	(141,359)	(8,959)
Non-current liabilities	(18,269)	(7,250)

	Year ended December 31,
	2018	2017	2016
Revenue, gross of intercompany	(51,246)	(39,565)	(40,210)
Profit for the year, gross of intercompany	(11,314)	(9,719)	(12,167)

Dividends

As a leading telecommunications group with a home base in developing markets, MTS’ primary need is to maintain sufficient resources and flexibility to meet financial and operational requirements. At the same time, the Group continually seeks ways to create shareholder value through both its commercial and financial strategies, including organic and non organic development as well as the Group’s capital management practices.

MTS continues to include dividend payments as part of its commitment to maximizing shareholder value. Decisions on dividends are proposed by the Board of Directors and voted upon thereafter at a General Meeting of Shareholders. In determining the Company’s dividend payout, the Board of Directors considers a variety of factors, including:

•	Macroeconomic factors and levels of competitiveness in core markets,
•	Cash flow from operations,
•	The outlook for earnings growth,
•	Capital expenditure requirements,
•	Potential acquisition opportunities,
•	The state of capital markets and the Group’s liquidity position, and
•	The Group’s overall debt position.

In 2016, the Board of Directors approved a dividend policy for the calendar years 2016 – 2018, committing to a minimum cumulative dividend payout of RUB 20.0 per ordinary share through two semi-annual payments. In addition, the Group will aim for a target payout of RUB 25.0 – 26.0 per ordinary share in each calendar year.

The Group may take decisions on the dividend payout based not only on annual results but also on interim results for three, six or nine months of the fiscal year. Annual and interim dividend payments, if any, must be recommended by the Board of Directors and approved by the shareholders.

In accordance with Russian laws, earnings available for dividends are limited to profits determined under Russian statutory accounting regulations, denominated in Russian Rubles, after certain deductions.

The following table summarizes the Group’s declared cash dividends for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Dividends declared (including dividends on treasury shares of 3,037, 1,337 and 220 respectively)	51,958	51,958	51,958
Dividends, RUB per ADS	52.00	52.00	52.00
Dividends, RUB per share	26.00	26.00	26.00

As of December 31, 2018 and 2017, dividends payable were RUB 146.2 and 125.4 million, respectively, and included in the trade and other payables within the consolidated statement of financial position.